UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     April 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $50,676 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100      718    32100 SH       32100                       0        0    32100
AMICUS THERAPEUTICS INC        COM              03152W109      280    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      384      640 SH       640                         0        0      640
BRISTOL MYERS SQUIBB CO        COM              110122108     2021    59875 SH       59875                       0        0    59875
CALPINE CORP                   COM NEW          131347304     2552   148262 SH       148262                      0        0   148262
CREE INC                       COM              225447101     1053    33300 SH       33300                       0        0    33300
CROSS TIMBERS RTY TR           TR UNIT          22757R109      311     7365 SH       7365                        0        0     7365
EMAGIN CORP                    COM NEW          29076N206       65    20000 SH       20000                       0        0    20000
EXXON MOBIL CORP               COM              30231G102      520     5990 SH       5990                        0        0     5990
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2703   149937 SH       149937                      0        0   149937
FORD MTR CO DEL                COM PAR $0.01    345370860      604    48400 SH       48400                       0        0    48400
GENERAL DYNAMICS CORP          COM              369550108     1511    20587 SH       20587                       0        0    20587
GENERAL ELECTRIC CO            COM              369604103     1943    96800 SH       96800                       0        0    96800
GENERAL MTRS CO                COM              37045V100     1875    73100 SH       73100                       0        0    73100
GERON CORP                     COM              374163103      616   363300 SH       363300                  50000        0   313300
GOLDEN STAR RES LTD CDA        COM              38119T104      232   124000 SH       124000                      0        0   124000
GULF ISLAND FABRICATION INC    COM              402307102      541    18500 SH       18500                       0        0    18500
HEALTHCARE RLTY TR             COM              421946104     1002    45566 SH       45566                       0        0    45566
HEWLETT PACKARD CO             COM              428236103     1427    59900 SH       59900                       0        0    59900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      233    15870 SH       15870                       0        0    15870
IEC ELECTRS CORP NEW           COM              44949L105       82    15000 SH       15000                       0        0    15000
INTEL CORP                     COM              458140100     3185   113277 SH       113277                      0        0   113277
JOHNSON & JOHNSON              COM              478160104      269     4082 SH       4082                        0        0     4082
LEUCADIA NATL CORP             COM              527288104      613    23500 SH       23500                       0        0    23500
MICROSOFT CORP                 COM              594918104     2604    80735 SH       80735                       0        0    80735
NEWMONT MINING CORP            COM              651639106     1897    37000 SH       37000                       0        0    37000
NVIDIA CORP                    COM              67066G104     1903   123600 SH       123600                      0        0   123600
PENNS WOODS BANCORP INC        COM              708430103      263     6440 SH       6440                        0        0     6440
PFIZER INC                     COM              717081103      260    11500 SH       11500                       0        0    11500
PICO HLDGS INC                 COM NEW          693366205     2451   104533 SH       104533                   2000        0   102533
PLUM CREEK TIMBER CO INC       COM              729251108     1085    26100 SH       26100                       0        0    26100
POTASH CORP SASK INC           COM              73755L107      333     7300 SH       7300                        0        0     7300
PULTE GROUP INC                COM              745867101     2434   274987 SH       274987                  10000        0   264987
QUALCOMM INC                   COM              747525103     2299    33775 SH       33775                       0        0    33775
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      365    18836 SH       18836                       0        0    18836
SATCON TECHNOLOGY CORP         COM              803893106       11    30800 SH       30800                   20000        0    10800
SENECA FOODS CORP NEW          CL B             817070105     1889    69687 SH       69687                    4149        0    65538
SENECA FOODS CORP NEW          CL A             817070501     2137    81130 SH       81130                   18444        0    62686
SUPPORT COM INC                COM              86858W101       31    10000 SH       10000                       0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2406    53393 SH       53393                       0        0    53393
VISTA GOLD CORP                COM NEW          927926303      520   165663 SH       165663                   9997        0   155666
WAL MART STORES INC            COM              931142103     3048    49812 SH       49812                       0        0    49812